Summarized Results of Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Total revenues		$ 16,376
Income before taxes		1
Income tax benefit		(39)
Income from operating activities of discontinued operations, net of tax		40
Gain on dispositions, net of tax	$ 1,411	48,615
Income from discontinued operations, net of tax	1,411	48,655
Income from discontinued operations, net of tax, attributable to noncontrolling interest		999
Income from discontinued operations, net of tax, attributable to TSYS common shareholders	$ 1,411	$ 47,656